UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2011 Semiannual Report to Shareholders

DWS Short Duration Plus Fund

Contents
4 Performance Summary
8 Information About Your Fund's Expenses
10 Portfolio Summary
12 Investment Portfolio
33 Statement of Assets and Liabilities
35 Statement of Operations
36 Statement of Changes in Net Assets
37 Financial Highlights
42 Notes to Financial Statements
58 Summary of Management Fee Evaluation by Independent Fee Consultant
62 Account Management Resources
63 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. In the current market environment, mortgage-backed securities are experiencing increased volatility. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2011
Average Annual Total Returns as of 3/31/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	1.53%	3.53%	3.59%	4.11%	4.28%
Class B	1.12%	2.71%	2.76%	3.14%	3.19%
Class C	1.15%	2.75%	2.82%	3.34%	3.52%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	-1.26%	0.69%	2.64%	3.53%	3.99%
Class B (max 4.00% CDSC)	-2.87%	-0.29%	2.14%	2.97%	3.19%
Class C (max 1.00% CDSC)	0.15%	2.75%	2.82%	3.34%	3.52%
No Sales Charges						Life of Institutional Class*
Class S	1.63%	3.74%	3.80%	4.27%	4.46%	N/A
Institutional Class	1.70%	3.88%	N/A	N/A	N/A	4.33%
Barclays Capital 1-3 Year Government/Credit Index+	0.11%	2.08%	3.00%	4.48%	4.05%	3.44%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class commenced operations on August 27, 2008. Index returns began on August 31, 2008.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2011 are 0.83%, 1.78%, 1.58%, 0.67% and 0.50% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A shares prior to its inception on November 29, 2002, Class B shares prior to its inception on April 23, 2007 and for Class C shares prior to its inception on February 3, 2003 are derived from the historical performance of the Investment Class shares of DWS Short Duration Plus Fund (which was renamed Class S shares on October 23, 2006) during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Prior to November 17, 2004, performance of the Fund shown in this section was obtained while the Fund had a different investment objective and investment strategies, and different fees and expenses. The returns during the year 2004 include a 2.7% one-time effect of the conversion of the Fund from a stable value fund to a short-term bond fund and in the absence of such conversion, the returns would have been lower.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Short Duration Plus Fund — Class A [] Barclays Capital 1-3 Year Government/Credit Index+

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ Barclays Capital 1-3 Year Government/Credit Index is an unmanaged index consisting of all US government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 3/31/11	$9.53	$9.54	$9.52	$9.55	$9.54
9/30/10	$9.55	$9.56	$9.54	$9.57	$9.56
Distribution Information: Six Months as of 3/31/11: Income Dividends	$.17	$.13	$.13	$.17	$.18
March Income Dividend	$.0286	$.0222	$.0225	$.0303	$.0313
SEC 30-day Yield++	2.29%	1.51%	1.61%	2.55%	2.68%
Current Annualized Distribution Rate++	3.60%	2.79%	2.84%	3.81%	3.94%

++ The SEC yield is net investment income per share earned over the month ended March 31, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.50% for Class S shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 3.76% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Short Investment Grade Debt Funds Category as of 3/31/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	76	of	252	31
3-Year	88	of	221	40
5-Year	74	of	177	42
Class B 1-Year	148	of	252	59
3-Year	152	of	221	69
Class C 1-Year	143	of	252	57
3-Year	149	of	221	68
5-Year	119	of	177	67
Class S 1-Year	58	of	252	23
3-Year	72	of	221	33
5-Year	61	of	177	35
10-Year	9	of	100	9
Institutional Class 1-Year	50	of	252	20

Prior to November 17, 2004, the Fund had a different investment objective and investment strategy. On February 28, 2005, the Fund's Lipper category changed from the Intermediate Investment Grade Debt Funds Category to the Short Investment Grade Debt Funds Category. Performance and rankings prior to November 17, 2004 should not be considered representative of the present Fund.

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class B and S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2010 to March 31, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended March 31, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,015.30	$1,011.20	$1,011.50	$1,016.30	$1,017.00
Expenses Paid per $1,000*	$4.22	$8.32	$7.92	$3.17	$2.51
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/11	$1,020.74	$1,016.65	$1,017.05	$1,021.79	$1,022.44
Expenses Paid per $1,000*	$4.23	$8.35	$7.95	$3.18	$2.52

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short Duration Plus Fund	.84%	1.66%	1.58%	.63%	.50%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/11	9/30/10

Corporate Bonds	50%	48%
Government & Agency Obligations	14%	18%
Commercial Mortgage-Backed Securities	10%	7%
Collateralized Mortgage Obligations	8%	8%
Loan Participations and Assignments	7%	6%
Asset-Backed	6%	7%
Cash Equivalents	2%	3%
Mortgage-Backed Securities Pass-Throughs	2%	3%
Municipal Bonds and Notes	1%	0%
	100%	100%

Quality (Excluding Securities Lending Collateral and Cash Equivalents)	3/31/11	9/30/10

US Government & Treasury Obligations	14%	13%
AAA	21%	22%
AA	10%	13%
A	20%	17%
BBB	28%	24%
BB	4%	5%
B	2%	2%
CCC	1%	1%
Not Rated	0%	3%
	100%	100%

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.

Asset Allocation and Quality are subject to change.
Interest Rate Sensitivity	3/31/11	9/30/10

Effective Maturity	3.0 years	3.1 years
Effective Duration	1.5 years	1.6 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest Rate Sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of March 31, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 49.5%
Consumer Discretionary 3.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	54,607
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	35,700
AutoZone, Inc., 5.75%, 1/15/2015	6,660,000	7,346,140
Cablevision Systems Corp., 7.75%, 4/15/2018	850,000	918,000
Comcast Corp., 4.95%, 6/15/2016	9,400,000	10,050,536
DIRECTV Holdings LLC:
3.55%, 3/15/2015	4,140,000	4,230,099
4.75%, 10/1/2014	5,570,000	5,997,620
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	962,404
7.125%, 2/1/2016	50,000	53,375
Fortune Brands, Inc., 6.375%, 6/15/2014	8,075,000	8,855,707
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	51,000
Hertz Corp., 8.875%, 1/1/2014	33,000	33,825
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	4,690,000	4,806,031
JC Penney Corp., Inc., 9.0%, 8/1/2012	4,000,000	4,360,000
Macy's Retail Holdings, Inc., 6.625%, 4/1/2011	4,700,000	4,700,000
NBCUniversal Media LLC, 144A, 3.65%, 4/30/2015	9,000,000	9,239,778
Norcraft Holdings LP, 9.75%, 9/1/2012	5,000	4,950
Penske Automotive Group, Inc., 7.75%, 12/15/2016	105,000	108,544
Time Warner Cable, Inc., 6.2%, 7/1/2013	4,445,000	4,887,100
Viacom, Inc., 4.375%, 9/15/2014	4,210,000	4,491,742
Videotron Ltd., 9.125%, 4/15/2018	15,000	16,837
Wyndham Worldwide Corp., 6.0%, 12/1/2016	4,680,000	4,959,115
		76,163,110
Consumer Staples 1.2%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 11/15/2014	9,230,000	10,171,229
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	922,250
H.J. Heinz Co., 5.35%, 7/15/2013	5,840,000	6,343,332
Reynolds American, Inc., 1.01%*, 6/15/2011	5,000,000	5,003,695
Smithfield Foods, Inc., 7.75%, 7/1/2017	50,000	53,750
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,379,502
		29,873,758
Energy 4.2%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	8,200,000	8,916,557
Bristow Group, Inc., 7.5%, 9/15/2017	65,000	68,331
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	7,435,000	7,922,937
Cenovus Energy, Inc., 4.5%, 9/15/2014	3,900,000	4,187,750
Chesapeake Energy Corp., 7.25%, 12/15/2018	45,000	50,287
Devon Energy Corp., 5.625%, 1/15/2014	4,600,000	5,086,698
El Paso Corp., 7.25%, 6/1/2018	35,000	39,341
Enterprise Products Operating LLC:
3.2%, 2/1/2016	4,710,000	4,680,633
4.6%, 8/1/2012	5,770,000	6,004,475
Series G, 5.6%, 10/15/2014	3,940,000	4,352,770
Series M, 5.65%, 4/1/2013	1,175,000	1,266,547
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,379,195
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,463,576
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	5,000,000	6,256,000
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	3,680,000	4,060,468
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	96,750
Noble Holding International Ltd., 3.45%, 8/1/2015	4,700,000	4,798,216
ONEOK Partners LP, 3.25%, 2/1/2016	10,090,000	10,040,206
Petrohawk Energy Corp., 7.875%, 6/1/2015	35,000	37,100
Petroleos Mexicanos, 4.875%, 3/15/2015	6,420,000	6,837,300
Plains All American Pipeline LP:
3.95%, 9/15/2015	3,200,000	3,299,987
4.25%, 9/1/2012	4,805,000	4,987,753
Plains Exploration & Production Co.:
7.0%, 3/15/2017	50,000	51,625
7.625%, 6/1/2018	95,000	101,650
Southwestern Energy Co., 7.5%, 2/1/2018	75,000	85,031
Stone Energy Corp., 6.75%, 12/15/2014	35,000	34,825
Transocean, Inc., 4.95%, 11/15/2015	7,820,000	8,264,231
Valero Energy Corp., 4.5%, 2/1/2015	7,030,000	7,397,824
Western Refining, Inc., 144A, 10.75%*, 6/15/2014	1,000,000	1,080,000
Williams Partners LP, 3.8%, 2/15/2015	2,800,000	2,898,504
		109,746,567
Financials 29.8%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	14,955,000	14,936,650
AEGON NV, 4.625%, 12/1/2015	9,380,000	9,738,794
Akbank T.A.S., 144A, 5.125%, 7/22/2015	5,000,000	5,019,000
American Express Bank FSB, 5.55%, 10/17/2012	8,000,000	8,477,864
American Express Credit Corp., Series D, 5.125%, 8/25/2014	6,460,000	6,968,389
American International Group, Inc.:
Series 2005-28, 4.43%*, 3/4/2015	2,300,000	2,139,000
9.0%*, 12/14/2022	6,000,000	5,868,000
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	4,690,000	5,609,615
ANZ National (Int'l) Ltd., 144A, 3.125%, 8/10/2015	7,845,000	7,779,879
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015	57,200	34,320
Bank Nederlandse Gemeenten NV, 144A, 1.75%, 10/6/2015	9,380,000	9,062,299
Bank of America Corp., Series L, 1.723%*, 1/30/2014	6,000,000	6,098,088
Bank of New York Mellon Corp., Series G, 4.95%, 11/1/2012	4,688,000	4,982,899
Bank of Nova Scotia, 144A, 1.65%, 10/29/2015	9,380,000	8,998,178
Barclays PLC:
144A, 2.5%, 9/21/2015	8,360,000	8,108,916
Series 1, 5.0%, 9/22/2016	9,750,000	10,336,765
6.312%*, 11/10/2025	1,870,000	1,790,525
BB&T Corp., 6.5%, 8/1/2011	8,000,000	8,151,544
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016	8,285,000	8,302,548
BNP Paribas:
3.6%, 2/23/2016	9,500,000	9,516,112
144A, 4.8%, 6/24/2015	9,300,000	9,670,875
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	10,000,000	10,012,780
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	7,414,743
Caterpillar Financial Services Corp., Series F, 4.85%, 12/7/2012	4,000,000	4,260,812
Citigroup, Inc.:
4.75%, 5/19/2015	10,000,000	10,482,040
144A, 4.75%, 5/19/2015	4,105,000	4,296,449
CME Group, Inc., 5.75%, 2/15/2014	4,000,000	4,426,524
CNA Financial Corp., 6.5%, 8/15/2016	8,460,000	9,232,889
Commonwealth Bank of Australia:
144A, 1.039%*, 3/17/2014	14,000,000	13,979,840
144A, 5.0%, 11/6/2012	5,000,000	5,274,255
Credit Agricole SA, 144A, 3.5%, 4/13/2015	18,353,000	18,434,377
Credit Suisse New York, 5.5%, 5/1/2014	9,410,000	10,314,367
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	11,167,730
Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	9,230,000	9,983,473
DnB NOR Boligkreditt, 144A, 2.1%, 10/14/2015	9,000,000	8,710,560
Duke Realty LP, (REIT), 7.375%, 2/15/2015	1,690,000	1,918,231
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,916,988
Export-Import Bank of Korea, 4.125%, 9/9/2015	9,500,000	9,748,843
Ford Motor Credit Co., LLC, 7.25%, 10/25/2011	249,000	256,241
General Electric Capital Corp.:
3.5%, 6/29/2015	6,500,000	6,643,916
Series A, 3.75%, 11/14/2014	8,205,000	8,548,716
5.0%, 5/15/2016	7,600,000	7,779,664
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	6,560,000	6,659,555
HCP, Inc., (REIT), 2.7%, 2/1/2014	4,190,000	4,202,549
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	5,915,000	5,859,210
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	7,015,174
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	6,000,000	6,210,000
HSBC Finance Corp., 5.9%, 6/19/2012	12,000,000	12,607,752
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,050,590
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,897,903
ING Bank NV, 144A, 1.36%*, 3/15/2013	14,000,000	14,029,666
Intesa Sanpaolo SpA:
144A, 2.713%*, 2/24/2014	8,780,000	8,892,630
144A, 3.625%, 8/12/2015	14,000,000	13,530,244
John Deere Capital Corp., Series D, 4.5%, 4/3/2013	7,000,000	7,443,226
JPMorgan Chase & Co.:
2.05%, 1/24/2014	5,200,000	5,188,503
4.65%, 6/1/2014	13,850,000	14,803,572
KeyCorp, Series H, 6.5%, 5/14/2013	10,855,000	11,831,299
Lincoln National Corp.:
4.3%, 6/15/2015	4,665,000	4,840,049
6.2%, 12/15/2011	9,727,000	10,086,354
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	10,105,000	10,292,175
Manulife Financial Corp., 3.4%, 9/17/2015	14,000,000	14,045,808
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	9,400,000	10,094,444
Morgan Stanley:
3.45%, 11/2/2015	8,500,000	8,355,389
Series F, 5.625%, 1/9/2012	6,850,000	7,112,184
6.0%, 5/13/2014	3,750,000	4,079,437
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,333,300
Nomura Holdings, Inc., 5.0%, 3/4/2015	2,440,000	2,526,522
Nordic Investment Bank, 1.625%, 1/28/2013 (a)	7,000,000	7,099,316
Novartis Capital Corp., 4.125%, 2/10/2014	4,395,000	4,699,934
PC Financial Partnership, 5.0%, 11/15/2014	9,200,000	9,922,807
Petrobras International Finance Co., 3.875%, 1/27/2016	5,420,000	5,456,233
Pricoa Global Funding I, 144A, 5.45%, 6/11/2014	5,325,000	5,776,555
Principal Financial Group, Inc., 7.875%, 5/15/2014	9,230,000	10,663,871
Prudential Financial, Inc.:
Series D, 3.625%, 9/17/2012	2,800,000	2,883,695
6.2%, 1/15/2015	2,770,000	3,057,152
Qtel International Finance Ltd., 144A, 3.375%, 10/14/2016	10,730,000	10,354,450
Rabobank Nederland NV, 144A, 4.2%, 5/13/2014	9,230,000	9,772,198
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	19,000	19,712
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014	15,010,000	18,057,675
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	9,380,000	9,617,248
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	11,630,000	12,075,708
Santander US Debt SA Unipersonal, 144A, 3.724%, 1/20/2015	15,600,000	15,085,980
Shinhan Bank, 144A, 4.125%, 10/4/2016 (b)	14,000,000	14,050,582
Societe Generale:
144A, 3.1%, 9/14/2015	11,765,000	11,581,842
144A, 3.5%, 1/15/2016	9,350,000	9,227,711
Springleaf Finance Corp., Series J, 5.9%, 9/15/2012 (a)	7,000,000	6,930,000
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	2,040,000	2,087,667
SunTrust Banks, Inc., 3.6%, 4/15/2016	8,160,000	8,111,334
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,922,314
5.25%, 11/15/2013	4,600,000	4,857,333
6.175%, 6/18/2014	6,150,000	6,603,230
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015	2,795,000	2,815,624
5.125%, 1/15/2015	5,620,000	6,005,420
6.0%, 5/1/2014	2,825,000	3,102,107
Tyco International Finance SA, 4.125%, 10/15/2014	2,260,000	2,399,686
UBS AG, 3.875%, 1/15/2015	9,000,000	9,224,235
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	3,085,000	2,992,885
Verizon Wireless Capital LLC, 3.75%, 5/20/2011	4,620,000	4,639,506
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	850,000	928,625
Wells Fargo & Co.:
3.625%, 4/15/2015 (a)	4,730,000	4,875,462
Series I, 3.75%, 10/1/2014	4,680,000	4,903,718
Woori Bank, 144A, 4.5%, 10/7/2015 (a)	12,055,000	12,335,689
		772,518,737
Health Care 1.7%
Boston Scientific Corp., 6.0%, 1/15/2020	850,000	890,644
CareFusion Corp., 4.125%, 8/1/2012	1,320,000	1,363,524
Community Health Systems, Inc., 8.875%, 7/15/2015	60,000	63,300
Express Scripts, Inc.:
5.25%, 6/15/2012	4,530,000	4,746,394
6.25%, 6/15/2014	1,835,000	2,038,595
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	4,872,160
HCA, Inc.:
7.25%, 9/15/2020	850,000	909,500
9.125%, 11/15/2014	45,000	47,194
9.25%, 11/15/2016	270,000	290,588
9.625%, 11/15/2016 (PIK)	105,000	113,138
Life Technologies Corp.:
3.375%, 3/1/2013	7,050,000	7,241,429
4.4%, 3/1/2015	2,315,000	2,415,737
Medtronic, Inc., 4.5%, 3/15/2014	4,020,000	4,322,183
Quest Diagnostics, Inc., 3.2%, 4/1/2016	2,485,000	2,470,020
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	4,610,000	4,957,142
Wyeth, 5.5%, 2/1/2014	7,380,000	8,138,435
		44,879,983
Industrials 1.4%
3M Co., 4.65%, 12/15/2012	6,460,000	6,860,985
Actuant Corp., 6.875%, 6/15/2017	30,000	30,900
ARAMARK Corp., 8.5%, 2/1/2015	20,000	20,850
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,904,545
BE Aerospace, Inc., 8.5%, 7/1/2018	95,000	105,213
Belden, Inc., 7.0%, 3/15/2017	35,000	35,831
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	10,600,000	12,062,281
Cenveo Corp., 144A, 10.5%, 8/15/2016	50,000	50,250
Corrections Corp. of America, 7.75%, 6/1/2017	850,000	923,312
FedEx Corp., 7.375%, 1/15/2014	2,000,000	2,271,068
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,530,691
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014	55,000	57,200
United Parcel Service, Inc., 4.5%, 1/15/2013	4,710,000	5,004,017
		36,857,143
Information Technology 0.4%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	48,000	41,280
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	1,060,000	1,091,800
MasTec, Inc., 7.625%, 2/1/2017	55,000	56,375
Motorola Solutions, Inc., 5.375%, 11/15/2012	5,100,000	5,366,858
Vangent, Inc., 9.625%, 2/15/2015	35,000	34,825
Xerox Corp., 5.65%, 5/15/2013	2,830,000	3,048,221
		9,639,359
Materials 2.4%
Airgas, Inc., 2.85%, 10/1/2013	5,630,000	5,710,892
Appleton Papers, Inc., 11.25%, 12/15/2015	25,000	24,250
ArcelorMittal, 9.0%, 2/15/2015	10,000,000	11,969,130
Ball Corp., 6.75%, 9/15/2020	850,000	888,250
Berry Plastics Corp., 5.053%*, 2/15/2015	3,355,000	3,325,644
Clondalkin Acquisition BV, 144A, 2.31%*, 12/15/2013	75,000	72,000
Crown Americas LLC, 7.625%, 5/15/2017	850,000	928,625
Dow Chemical Co.:
4.85%, 8/15/2012	3,000,000	3,142,707
5.9%, 2/15/2015	14,070,000	15,594,611
Eastman Chemical Co., 3.0%, 12/15/2015	6,250,000	6,195,719
Exopack Holding Corp., 11.25%, 2/1/2014	115,000	118,306
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	9,380,000	9,778,650
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)	63,145	56,831
10.0%, 3/31/2015	62,080	57,734
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	885,000	939,206
Hexcel Corp., 6.75%, 2/1/2015	93,000	95,093
Lyondell Chemical Co., 11.0%, 5/1/2018	536,025	601,688
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	25,000	25,344
NewMarket Corp., 7.125%, 12/15/2016	80,000	82,400
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	931,812
Steel Dynamics, Inc., 7.625%, 3/15/2020	850,000	911,625
United States Steel Corp., 7.0%, 2/1/2018	850,000	882,937
		62,333,454
Telecommunication Services 2.8%
America Movil SAB de CV, 3.625%, 3/30/2015	4,480,000	4,609,768
American Tower Corp., 4.625%, 4/1/2015	5,530,000	5,740,931
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017	2,810,000	3,062,900
Crown Castle Towers LLC:
144A, 3.214%, 8/15/2015	5,440,000	5,425,203
144A, 4.523%, 1/15/2015	1,250,000	1,294,692
France Telecom SA, 4.375%, 7/8/2014	11,090,000	11,912,545
Frontier Communications Corp., 8.125%, 10/1/2018	850,000	914,813
iPCS, Inc., 2.429%*, 5/1/2013	30,000	29,250
Qwest Corp.:
7.5%, 10/1/2014	12,000,000	13,710,000
7.875%, 9/1/2011	130,000	133,575
Telefonica Emisiones SAU:
5.984%, 6/20/2011	3,000,000	3,032,682
6.421%, 6/20/2016	12,380,000	13,756,631
Verizon Communications, Inc., 3.0%, 4/1/2016	9,375,000	9,327,234
Windstream Corp., 7.0%, 3/15/2019	60,000	60,450
		73,010,674
Utilities 2.6%
AES Corp., 8.0%, 6/1/2020	40,000	43,200
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,839,056
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,947,328
Consolidated Edison Co. of New York, 5.55%, 4/1/2014	7,020,000	7,673,007
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,630,812
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,975,021
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,451,035
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	4,951,625
Florida Power Corp., 4.8%, 3/1/2013	8,900,000	9,440,070
Korea Electric Power Corp.:
144A, 3.0%, 10/5/2015	9,000,000	8,784,450
144A, 3.125%, 9/16/2015 (a)	3,185,000	3,100,164
NRG Energy, Inc.:
7.375%, 2/1/2016	110,000	113,850
7.375%, 1/15/2017	100,000	104,250
Oncor Electric Delivery Co., 6.375%, 5/1/2012	4,620,000	4,854,285
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,816,900
		67,725,053
Total Corporate Bonds (Cost $1,238,869,390)		1,282,747,838

Mortgage-Backed Securities Pass-Throughs 1.9%
Federal Home Loan Mortgage Corp., 4.5%, 4/1/2023	4,256,736	4,471,568
Federal National Mortgage Association:
4.5%, 4/1/2023 (a)	6,354,928	6,681,363
5.0%, 9/1/2023	4,468,612	4,771,116
6.0%, 8/1/2021	2,211,164	2,417,942
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	3,056,476	3,235,805
6.0%, with various maturities from 1/15/2022 until 11/20/2038	6,902,922	7,468,550
6.5%, with various maturities from 8/20/2038 until 2/20/2040	10,724,027	11,816,117
7.0%, with various maturities from 7/20/2037 until 1/20/2039 (a)	7,927,922	8,944,925
9.5%, with various maturities from 12/15/2016 until 7/15/2020	1,345	1,517
Total Mortgage-Backed Securities Pass-Throughs (Cost $48,222,362)		49,808,903

Asset-Backed 6.5%
Automobile Receivables 2.1%
AmeriCredit Automobile Receivables Trust, "A2", Series 2010-B, 1.18%, 2/6/2014	3,511,414	3,518,967
AmeriCredit Prime Automobile Receivable:
"A4A", Series 2007-2M, 5.35%, 3/8/2016	8,511,276	8,899,456
"C", Series 2007-1, 5.43%, 2/10/2014	2,680,000	2,753,612
Carmax Auto Owner Trust, "A3", Series 2010-1, 1.56%, 7/15/2014	3,716,000	3,741,743
Chrysler Financial Auto Securitization Trust, "B", Series 2009-B, 2.94%, 6/8/2013	2,340,000	2,342,636
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	10,952,175	11,192,287
Ford Credit Auto Owner Trust:
"B", Series 2007-A, 5.6%, 10/15/2012	5,000,000	5,171,713
"B", Series 2007-B, 5.69%, 11/15/2012	1,264,000	1,308,044
Nissan Auto Receivables Owner Trust, "A3", Series 2008-B, 4.46%, 4/16/2012	289,410	290,440
Santander Drive Auto Receivables Trust, "A2", Series 2010-2, 0.95%, 8/15/2013	7,162,004	7,167,775
Triad Auto Receivables Owner Trust, "A4B", Series 2007-B, 1.456%*, 7/14/2014	9,000,000	9,055,183
		55,441,856
Credit Card Receivables 3.2%
Capital One Multi-Asset Execution Trust:
"C2", Series 2007-C2, 0.555%*, 11/17/2014	4,700,000	4,671,252
"A8", Series 2007-A8, 0.61%*, 10/15/2015	5,000,000	5,004,479
"A2", Series 2009-A2, 3.2%, 4/15/2014	9,230,000	9,283,155
"A5", Series 2008-A5, 4.85%, 2/18/2014	5,000,000	5,008,676
Chase Issuance Trust, "C4", Series 2006-C4, 0.545%*, 1/15/2014	10,000,000	9,977,242
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	6,811,000	7,284,153
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,235,353
Discover Card Master Trust, "A2", Series 2007-A2, 0.65%*, 6/15/2015	13,500,000	13,519,530
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	15,000,000	15,239,346
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.675%*, 7/15/2015	4,700,000	4,642,068
		82,865,254
Home Equity Loans 0.7%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,040,152	937,999
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,653,440	446,429
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	3,643,437	2,563,828
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	91,882	78,935
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	1,604,782	1,456,130
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.34%*, 8/20/2029	74,876	73,634
IndyMac NIM Trust SPMD, "NOTE", Series 2007-B, 144A, 0.35%*, 6/25/2012	5,699,318	5,177,831
PennyMac Loan Trust, "A", Series 2010-NPL1, 144A, 4.25%*, 5/25/2050	5,499,721	5,485,127
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	1,323,804	1,330,635
		17,550,548
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	1,401,136	1,473,268
Vanderbilt Mortgage Finance, "A4", Series 2000-D, 7.715%, 7/7/2027	383,702	400,775
		1,874,043
Miscellaneous 0.2%
CenterPoint Energy Transition Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016	4,266,628	4,311,641
Student Loans 0.2%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.053%*, 7/25/2039	5,500,000	4,980,090
Utilities 0.0%
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	108,176	108,201
Total Asset-Backed (Cost $168,523,041)		167,131,633

Commercial Mortgage-Backed Securities 9.7%
Banc of America Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	4,343,822	4,343,949
"A1", Series 2008-1, 5.268%, 2/10/2051	4,186,432	4,247,518
Bear Stearns Commercial Mortgage Securities, Inc.:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,335,091
"A1", Series 2007-PW17, 5.282%, 6/11/2050	2,112,737	2,143,292
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	9,627,417
"A2", Series 2001-TOP2, 6.48%, 2/15/2035	1,740,364	1,739,390
Citigroup Commercial Mortgage Trust, "A1", Series 2007-C6, 5.622%, 12/10/2049	6,494,831	6,502,272
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	12,000,000	12,266,311
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	3,549,346	3,581,794
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,380,000	9,916,791
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	9,924,177
"A3", Series 2002-CKN2, 6.133%, 4/15/2037	10,904,571	11,243,664
"A4", Series 2001-CP4, 6.18%, 12/15/2035	1,485,916	1,487,278
"H", Series 2002-CKP1, 144A, 7.193%*, 12/15/2035	4,900,000	4,935,235
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	8,400,000	9,016,746
Greenwich Capital Commercial Funding Corp.:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	8,989,000	9,071,024
"A2", Series 2005-GG5, 5.117%, 4/10/2037	8,523,190	8,609,327
"A2", Series 2007-GG9, 5.381%, 3/10/2039	8,334,216	8,517,792
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,700,000	3,887,776
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A1", Series 2007-C1, 4.98%, 2/15/2051	5,106,261	5,189,936
"A2", Series 2004-CB9, 5.108%, 6/12/2041	6,528,333	6,540,132
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	9,951,901
"A4", Series 2006-LDP7, 5.863%*, 4/15/2045	9,380,000	10,307,003
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	739,938	754,232
"A2", Series 2005-C1, 4.31%, 2/15/2030	1,480,718	1,481,100
"A2", Series 2005-C3, 4.553%, 7/15/2030	5,034,038	5,034,089
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,508,057
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	9,640,557
"A3", Series 2004-C4, 5.239%*, 6/15/2029	8,011,697	8,307,933
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855%, 10/12/2041	9,380,000	9,973,641
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	9,811,901
"A1", Series 2007-IQ16, 5.32%, 12/12/2049	4,483,897	4,581,432
TIAA Seasoned Commercial Mortgage Trust, "A1", Series 2007-C4, 5.58%*, 8/15/2039	2,021,414	2,042,517
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	3,187,423	3,187,273
"A4", Series 2005-C22, 5.27%*, 12/15/2044	9,380,000	10,088,336
"A2", Series 2007-C32, 5.736%*, 6/15/2049	9,406,243	9,775,809
Total Commercial Mortgage-Backed Securities (Cost $249,423,218)		250,572,693

Collateralized Mortgage Obligations 7.7%
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.833%*, 10/20/2032	131,227	134,563
"2A3", Series 2005-J, 3.123%*, 11/25/2035	3,208,942	3,107,713
"2A8", Series 2003-J, 3.22%*, 11/25/2033	2,044,897	1,994,964
"1A1O", Series 2005-4, 5.25%, 5/25/2035	562,301	560,822
"A15", Series 2006-2, 6.0%, 7/25/2046	2,156,274	2,162,596
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-1, 5.25%, 2/25/2035	5,043,780	5,115,366
"2A10", Series 2003-11, 5.5%, 12/25/2033	10,532,924	10,587,000
"1A1", Series 2005-7, 5.5%, 10/25/2035	3,268,571	3,281,220
"1A2", Series 2006-5, 6.0%, 10/25/2036	2,898,058	2,888,115
Countrywide Alternative Loan Trust:
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	1,924,590	1,915,011
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,910,388	2,877,279
Countrywide Home Loans, "A35", Series 2005-24, 5.5%, 11/25/2035	3,580,882	3,622,517
Deutsche Alternative-A Securities, Inc. Mortgage Loan, "2A1", Series 2007-AR3, 0.36%*, 6/25/2037	138,399	136,221
Fannie Mae Grantor Trust:
"1A1", Series 2004-T1, 6.0%, 1/25/2044	4,600,777	4,978,004
"A1", Series 2002-T4, 6.5%, 12/25/2041	2,392,948	2,628,310
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.796%*, 2/25/2048	3,457,414	3,460,373
Federal Home Loan Mortgage Corp.:
"DA", Series 3598, 2.75%, 11/15/2014	7,419,958	7,502,983
"PT", Series 3586, IOette, 4.675%**, 2/15/2038	3,574,079	3,590,481
"MA", Series 2664, 5.0%, 4/15/2030	3,984,710	4,035,354
"QP", Series 3149, 5.0%, 10/15/2031	6,920,144	6,978,384
"EB", Series 3062, 5.5%, 9/15/2021	1,602,442	1,633,257
"NB", Series 2984, 5.5%, 11/15/2027	1,170,824	1,170,035
"PA", Series 3283, 5.5%, 7/15/2036	5,826,279	6,083,825
"PA", Series 2301, 6.0%, 10/15/2013	4,161,726	4,322,273
"BT", Series 2448, 6.0%, 5/15/2017	2,767	2,964
Federal National Mortgage Association:
"JM", Series 2004-29, 4.5%, 5/25/2019	6,134,895	6,300,614
"TA", Series 2007-77, 5.5%, 12/25/2029	2,894,658	2,932,857
"AB", Series 2006-3, 5.5%, 10/25/2032	5,704,842	5,830,771
"A1", Series 2003-7, 6.5%, 12/25/2042	2,587,736	2,844,026
First Horizon Alternative Mortgage Securities, "1A1", Series 2007-FA2, 5.5%, 4/25/2037	4,875,304	3,522,758
GMAC Mortgage Corp. Loan Trust, "A6", Series 2004-JR1, 0.7%*, 12/25/2033	581,188	575,602
Government National Mortgage Association, "AB", Series 2008-30, 4.2%, 2/20/2037	6,022,593	6,171,847
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.784%*, 1/25/2036	6,143,543	5,899,559
IndyMac INDX Mortgage Loan Trust, "4A1", Series 2005-AR9, 2.68%*, 7/25/2035	1,053,648	476,520
JPMorgan Mortgage Trust, "6A1", Series 2005-A6, 5.065%*, 8/25/2035	6,506,959	6,487,100
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	4,891,756	4,915,702
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 3.632%*, 6/25/2036	7,125,483	6,840,164
Paine Webber Mortgage Acceptance Corp., "1B2", Series 1999-4, 144A, 6.46%*, 7/28/2024	53,353	36,182
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 144A, 6.73%*, 4/28/2024	11,380	11,024
Residential Accredit Loans, Inc., "A1", Series 2003-QS18, 5.0%, 9/25/2018	3,154,309	3,253,903
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,809,453	1,721,655
"A3", Series 2004-SL3, 7.5%, 12/25/2031	1,332,571	1,345,001
Structured Adjustable Rate Mortgage Loan Trust, "5A4", Series 2004-8, 4.63%*, 7/25/2034	958,668	956,000
Structured Asset Securities Corp., "2A16", Series 2005-6, 5.5%, 5/25/2035	362,983	362,846
Vericrest Opportunity Loan Transferee:
"A", Series 2010-NPL1, 144A, 4.25%*, 5/25/2039	1,248,148	1,246,139
"M", Series 2010-NPL1, 144A, 6.0%, 5/25/2039	6,974,521	6,850,638
Washington Mutual Mortgage Pass-Through Certificates Trust, "A5", Series 2005-AR5, 2.695%*, 5/25/2035	9,000,000	8,270,127
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	6,274,017	6,259,312
Wells Fargo Mortgage Backed Securities Trust:
"A7", Series 2004-L, 4.753%*, 7/25/2034	3,918,277	3,974,881
"A7", Series 2003-2, 5.25%, 2/25/2018	4,951,682	5,109,671
"A1", Series 2005-AR14, 5.371%*, 8/25/2035	9,913,824	9,681,583
"2A6", Series 2005-11, 5.5%, 11/25/2035	9,197,258	9,290,821
"A20", Series 2007-4, 5.5%, 4/25/2037	2,805,550	2,797,874
"1A15", Series 2006-9, 6.0%, 8/25/2036	1,343,432	1,353,600
Total Collateralized Mortgage Obligations (Cost $201,287,034)		200,088,407

Government & Agency Obligations 13.6%
Other Government Related (c) 3.4%
Achmea Hypotheekbank NV, 144A, 3.2%, 11/3/2014	4,685,000	4,851,674
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,680,161
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,681,720
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,717,673
FIH Erhvervsbank AS:
144A, 2.0%, 6/12/2013	8,035,000	8,168,863
144A, 2.45%, 8/17/2012	6,000,000	6,109,122
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	8,820,000	8,379,229
International Bank for Reconstruction & Development, 5.25%*, 4/9/2025	5,540,000	5,301,780
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	4,700,000	5,041,511
Kreditanstalt fuer Wiederaufbau, 1.375%, 7/15/2013	7,505,000	7,558,878
Nationwide Building Society, 144A, 0.494%*, 5/17/2012	2,000,000	1,997,622
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,475,563
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 4.5%, 9/30/2012 (a)	2,910,000	3,008,143
		87,971,939
Sovereign Bonds 1.8%
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	7,265,000	7,425,586
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015 (a)	9,380,000	9,577,937
Province of Ontario, Canada:
0.463%*, 11/19/2012	4,700,000	4,702,843
1.375%, 1/27/2014	10,000,000	9,973,600
Republic of Italy, 2.125%, 10/5/2012	7,500,000	7,565,370
Republic of Poland, 3.875%, 7/16/2015	6,620,000	6,691,079
		45,936,415
US Government Sponsored Agencies 2.3%
Federal Home Loan Bank:
1.0%, 3/27/2013	7,725,000	7,746,885
1.875%, 6/21/2013 (a)	6,545,000	6,669,990
Federal Home Loan Mortgage Corp.:
1.0%, 5/24/2013	15,000,000	14,963,340
3.75%, 6/28/2013	10,000,000	10,627,090
Federal National Mortgage Association:
1.125%, 7/30/2012 (a)	1,870,000	1,884,232
1.746%*, 8/8/2011 (a)	18,000,000	17,994,600
		59,886,137
US Treasury Obligations 6.1%
US Treasury Bill, 0.135%***, 9/15/2011 (d)	3,217,000	3,214,613
US Treasury Notes:
0.5%, 11/30/2012 (a)	38,250,000	38,169,331
0.875%, 2/29/2012 (e)	30,000,000	30,156,900
1.0%, 1/15/2014 (a)	35,285,000	35,111,327
1.125%, 6/15/2013 (a)	5,000,000	5,024,600
1.25%, 9/30/2015	5,900,000	5,705,943
1.875%, 6/30/2015	4,040,000	4,037,790
2.125%, 12/31/2015 (a)	35,400,000	35,408,284
4.25%, 8/15/2013	1,665,000	1,793,648
		158,622,436
Total Government & Agency Obligations (Cost $351,704,216)		352,416,927

Loan Participations and Assignments 6.7%
Senior Loans* 5.4%
Advantage Sales & Marketing, Inc., Term Loan B, 5.25%, 12/18/2017	2,000,000	2,007,490
Alaska Communications Systems Holdings, Inc., Term Loan B, 5.5%, 10/21/2016	1,000,000	1,003,435
Allegiant Travel Co., Term Loan B, 5.75%, 3/10/2017	1,000,000	1,008,750
American Seafoods Group LLC, Term Loan B, 4.25%, 3/8/2018	2,000,000	2,005,000
AMN Healthcare, Inc., Term Loan B, 7.25%, 6/23/2015	1,450,313	1,453,938
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	3,970,000	4,014,662
Asurion Corp.:
First Lien Term Loan, 3.261%, 7/3/2014	1,213,106	1,206,701
Incremental Term Loan B-2, 6.75%, 3/31/2015	500,000	506,875
Second Lien Term Loan, 6.758%, 7/3/2015	948,276	941,164
Avaya, Inc.:
Term Loan, 3.061%, 10/24/2014	1,309,884	1,270,732
Term Loan B-3, 4.811%, 10/26/2017	2,631,172	2,569,050
AVG Technologies, Inc., Term Loan, 7.5%, 3/11/2016	500,000	492,813
Big West Oil LLC, Term Loan, 5.754%, 3/31/2016	456,140	462,506
Blount International, Inc., Term Loan B, 5.5%, 8/9/2016	498,750	501,867
BNY ConvergEx Group LLC:
Term Loan, 5.25%, 12/16/2016	295,578	297,888
Term Loan, 5.25%, 12/19/2016	704,422	709,927
Bombardier Recreational Products, Inc., Term Loan, 2.81%, 6/28/2013	1,300,000	1,289,847
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	500,000	501,565
Calumet Lubricants Co., LP:
Letter of Credit, 4.153%, 1/3/2015	89,433	89,120
Term Loan B, 4.313%, 1/3/2015	657,124	654,824
Capital Automotive LP, Term Loan B, 5.0%, 3/10/2017	998,862	990,751
CCS Income Trust, Term Loan B, 3.304%, 11/14/2014	500,000	475,833
Cenveo Corp., Term Loan B, 6.25%, 12/21/2016	498,750	503,114
Chemtura, Term Loan B, 5.5%, 8/27/2016	1,000,000	1,011,250
Cinedigm Digital Funding I LLC, Term Loan, 5.25%, 4/29/2016	1,726,080	1,721,049
ClientLogic Corp., Term Loan, 5.803%, 1/30/2014	2,210,338	2,195,970
CNO Financial Group, Inc., Term Loan B, 7.5%, 9/30/2016	2,166,667	2,184,271
Coach America Holdings, Inc.:
Letter of Credit, 6.053%, 4/20/2014	262,954	225,220
First Lien Term Loan, 6.06%, 4/18/2014	1,227,444	1,051,306
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	2,000,000	2,005,630
Denny's, Inc., Term Loan B, 5.25%, 2/24/2017	920,000	920,957
DineEquity, Inc., Term Loan B, 4.25%, 10/19/2017	771,667	778,419
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017	1,000,000	1,007,395
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/1/2017	1,000,000	1,003,750
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	1,000,000	998,750
Fidelity National Information Solutions, Inc., Term Loan B, 5.25%, 7/18/2016	997,500	1,005,395
First Data Corp.:
Term Loan B-1, 3.002%, 9/24/2014	477,843	458,617
Term Loan B-2, 3.002%, 9/24/2014	1,896,783	1,820,911
Flextronics International Ltd., Term Loan B, 2.511%, 10/1/2012	492,366	490,382
Focus Brands, Inc., Term Loan B, 5.25%, 11/4/2016	1,000,000	1,008,125
Freescale Semiconductor, Inc., Term Loan B, 4.511%, 12/1/2016	3,751,418	3,736,488
Getty Images, Inc., Term Loan, 5.25%, 11/7/2016	2,593,500	2,617,581
Great Point Power, Term Delay Draw, 4.25%, 3/10/2017	284,932	285,288
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	500,000	500,490
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	4,000,000	4,052,500
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	1,231,071	1,219,241
IMS Health, Inc., Term Loan B, 4.75%, 2/26/2016	495,120	497,170
Ineos US Finance LLC:
Term Loan B-2, 7.501%, 12/16/2013	1,226,645	1,269,271
Term Loan C-2, 8.001%, 12/16/2014	1,227,398	1,276,187
Interactive Data Corp., Term Loan B, 4.75%, 2/12/2018	1,500,000	1,504,687
Istar Financial, Inc., Term Loan A-2, 7.0%, 6/30/2014	1,000,000	1,000,625
J Crew Operating Corp., Term Loan B, 4.75%, 3/7/2018	1,000,000	998,500
Kasima LLC, Term Loan B, 5.0%, 3/31/2017	1,000,000	1,001,250
Kenan Advantage Group, Inc., Term Loan, 5.5%, 6/10/2016	500,000	504,500
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	748,125	753,268
Language Line LLC:
Term Loan B, 6.25%, 6/20/2016	2,000,000	2,012,500
Second Lien Term Loan, 10.5%, 12/16/2016	400,000	409,000
Leslie's Poolmart, Inc., Term Loan, 4.5%, 11/21/2016	500,000	506,250
LPL Holdings, Inc., Term Loan, 5.25%, 6/28/2017	2,891,609	2,920,525
Manitowoc Co., Inc., Term Loan B, 8.0%, 11/6/2014	717,497	722,111
MedAssets, Inc., Term Loan, 5.25%, 11/16/2016	1,000,000	1,007,345
MEG Energy Corp., Term Loan B, 4.0%, 3/16/2018	500,000	504,180
Microsemi Corp., Term Loan B, 5.0%, 11/2/2017	1,000,000	1,008,440
Momentive Specialty Chemicals, Inc.:
Term Loan C-1, 2.563%, 5/6/2013	1,361,912	1,343,914
Term Loan C-2, 2.563%, 5/6/2013	607,733	599,702
Term Loan C-1, 4.063%, 5/5/2015	1,357,033	1,346,516
Term Loan C-2, 4.063%, 5/5/2015	292,395	290,129
N.E.W. Holdings I LLC, Term Loan, 6.0%, 3/23/2016	935,714	937,661
NBTY, Inc., Term Loan B, 4.25%, 10/2/2017	400,000	401,250
Neiman Marcus Group, Inc., Term Loan B-2, 4.31%, 4/6/2016	2,200,000	2,207,073
Nuveen Investments, Inc., Term Loan, 5.807%, 5/12/2017	2,655,360	2,667,309
NXP BV, Term Loan, 4.5%, 3/7/2017	2,500,000	2,528,125
Oceania Cruises, Inc., Term Loan B, 5.063%, 4/27/2015	2,000,000	1,961,250
Oriental Trading Co., Inc,, Term Loan B, 7.0%, 2/10/2017	1,000,000	986,880
Pelican Products, Inc., Term Loan B, 5.0%, 3/7/2017	750,000	753,517
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017	3,000,000	3,013,350
Pierre Foods, Inc., First Lien Term Loan, 7.0%, 9/30/2016	1,995,000	2,007,160
Pilot Travel Centers LLC, Term Loan B, 4.25%, 3/30/2018	1,000,000	1,006,620
Pinafore LLC, Term Loan B, 4.25%, 9/29/2016	197,324	198,465
Postmedia Network, Inc., Term Loan, 9.0%, 7/13/2016	823,274	829,964
Quad/Graphics, Inc., Term Loan B, 5.5%, 4/14/2016	995,000	996,652
RedPrairie Corp., Term Loan B, 6.0%, 3/24/2016	496,250	498,421
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	500,000	507,500
Reynolds Group Holdings, Inc., Term Loan E, 4.25%, 2/9/2018	3,000,000	3,018,060
Rock Tenn Co., Term Loan B, LIBOR plus 2.75%, 3/28/2018	1,350,000	1,360,361
Rockwood Specialties Group, Inc., Term Loan B, 3.75%, 2/9/2018	1,750,000	1,762,582
Sabre, Inc., Term Loan B, 2.246%, 9/30/2014	2,949,406	2,782,499
Sagittarius Restaurants LLC, Term Loan B, 7.5%, 5/18/2015	425,000	426,859
Savers, Inc., Term Loan B, 4.25%, 3/3/2017	500,000	503,855
Savvis Communications Corp., Term Loan, 6.75%, 8/4/2016	498,750	502,740
Sheridan Production Partners I LLC:
Term Loan, 6.5%, 4/20/2017	3,238,713	3,264,007
Term Loan 1-A, 6.5%, 4/20/2017	429,156	432,508
Term Loan 1-M, 6.5%, 4/20/2017	262,131	264,178
Six Flags Theme Parks, Inc., Term Loan B, 5.25%, 6/30/2016	1,000,000	1,010,875
Smart & Final Stores Corp., Term Loan B-2, 5.061%, 5/31/2016	500,000	499,793
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	2,550,459	2,438,251
Spansion LLC, Term Loan B, 6.25%, 1/8/2015	1,117,476	1,128,187
Springboard Finance LLC, Term Loan A, 7.0%, 2/23/2015	288,750	290,012
SRAM LLC, Term Loan B, 5.0%, 4/30/2015	1,081,034	1,083,737
Summit Entertainment LLC, Term Loan, 8.25%, 9/7/2016	2,000,000	1,970,000
Sun Healthcare Group, Inc., Term Loan B, 7.5%, 10/15/2016	494,444	498,276
SunGard Data Systems, Inc.:
Term Loan A, 2.009%, 2/28/2014	107,499	106,088
Term Loan B, 3.937%, 2/26/2016	2,754,642	2,764,407
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	2,830,062	2,850,849
Tenneco, Inc., Term Loan B, 4.807%, 6/3/2016	497,500	500,403
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	995,000	1,002,587
Transdigm, Inc., Term Loan B, 4.0%, 2/14/2017	500,000	503,972
Travelport LLC:
Term Delay Draw, 4.963%, 8/21/2015	984,694	976,285
Term Loan B, 4.963%, 8/21/2015	1,000,000	991,460
US Airways Group, Inc., Term Loan, 2.753%, 3/21/2014	986,111	907,429
VML US Finance LLC:
Term Delay Draw B, 4.79%, 5/25/2012	603,302	604,306
Term Loan B, 4.79%, 5/27/2013	1,044,473	1,046,212
Volume Services America, Inc.:
Term Loan A, 10.0%, 9/16/2015	962,500	978,141
Term Loan B, 10.5%, 9/16/2016	997,500	1,005,295
Walter Energy, Inc., Term Loan B, 4.0%, 3/5/2018	1,000,000	1,007,750
Waste Industries USA, Inc., Term Loan B, 4.75%, 3/17/2017	500,000	502,030
Western Refining, Inc., Term Loan B, 7.5%, 4/12/2017	1,000,000	1,009,750
		140,227,848
Sovereign Loans 1.3%
Gazprom, 144A, 8.125%, 7/31/2014	5,330,000	6,089,525
OJSC Russian Agricultural Bank:
144A, 7.125%, 1/14/2014 (a)	3,605,000	3,922,961
Series 1, 144A, 7.175%, 5/16/2013	5,773,000	6,263,705
Russian Railways, 5.739%, 4/3/2017	5,000,000	5,211,000
VTB Bank, 144A, 6.465%, 3/4/2015	9,380,000	10,047,856
		31,535,047
Total Loan Participations and Assignments (Cost $167,644,375)		171,762,895

Municipal Bonds and Notes 0.6%
California, State General Obligation, Series 3, 5.65%, Mandatory Put 4/1/2013 @ 100, 4/1/2039 (f)	2,865,000	3,006,187
Illinois, State General Obligation:
3.321%, 1/1/2013 (f)	5,900,000	5,911,859
4.961%, 3/1/2016 (f)	5,835,000	5,846,087
Louisiana, Public Facilities Authority Systems Revenue, Restoration Bonds, Series A-1, 4.5%, 2/1/2014 (f)	1,330,230	1,342,348
Total Municipal Bonds and Notes (Cost $15,941,919)		16,106,481

	Shares	Value ($)

Securities Lending Collateral 6.3%
Daily Assets Fund Institutional, 0.22% (g) (h) (Cost $163,369,440)	163,369,440	163,369,440

Cash Equivalents 2.5%
Central Cash Management Fund, 0.17% (g) (Cost $64,535,622)	64,535,622	64,535,622

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,669,520,617)+	105.0	2,718,540,839
Other Assets and Liabilities, Net	(5.0)	(128,522,329)
Net Assets	100.0	2,590,018,510

* These securities are shown at their current rate as of March 31, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

** These securities are shown at their current rate as of March 31, 2011.

*** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $2,674,420,901. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $44,119,938. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $61,469,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,349,300.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2011 amounted to $159,552,490, which is 6.2% of net assets.

(b) When-issued security.

(c) Government-backed debt issued by financial companies or government sponsored enterprises.

(d) At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) At March 31, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.

(f) Taxable issue.

(g) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(h) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation

FDIC: Federal Deposit Insurance Corp.

FSB: Federal Savings Bank

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	6/15/2011	804	86,327,526	(172,427)
10 Year US Treasury Note	USD	6/21/2011	601	71,537,781	(41,070)
2 Year US Treasury Note	USD	6/30/2011	4,505	982,653,125	597,263
Total net unrealized appreciation					383,766

At March 31, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/21/2011	407	50,376,483	559,568
10 Year Japanese Government Bond	JPY	6/9/2011	7	11,743,809	2,525
5 Year US Treasury Note	USD	6/30/2011	3,580	418,104,846	(667,853)
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	131	22,516,011	85,111
United Kingdom Long Gilt Bond	GBP	6/28/2011	525	98,681,108	137,113
Total net unrealized appreciation					116,464

At March 31, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (i)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (j)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
12/20/2010 3/20/2016	10,000,000	1	1.0%	Freeport- McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(64,804)	(4,615)	(60,189)
6/22/2009 9/20/2014	12,000,000	2	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	1,653,255	(191,373)	1,844,628
Total net unrealized appreciation							1,784,439

(i) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(j) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2011, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/26/2009 6/26/2011	60,000,000	3	Floating — LIBOR	Fixed — 1.598%	430,565	—	430,565
6/26/2009 6/26/2012	20,000,000	3	Floating — LIBOR	Fixed — 2.26%	541,840	—	541,840
10/12/2011 10/12/2012	1,000,000,000	5	Fixed — 0.7%	Floating — LIBOR	1,531,560	42,560	1,489,000
6/29/2009 7/1/2013	20,000,000	4	Floating — LIBOR	Fixed — 2.71%	857,394	—	857,394
10/12/2011 10/12/2015	400,000,000	3	Fixed — 1.7%	Floating — LIBOR	12,160,980	(230,320)	12,391,300
10/28/2010 10/28/2025	4,840,000	1	Floating — LIBOR	Floating — 4.154%++	(65,264)	—	(65,264)
11/1/2010 11/1/2025	6,350,000	6	Floating — LIBOR	Floating — 4.304%++	(313,743)	—	(313,743)
11/12/2010 11/12/2025	9,670,000	1	Floating — LIBOR	Floating — 4.312%++	(115,061)	—	(115,061)
11/15/2010 11/15/2025	9,670,000	6	Floating — LIBOR	Floating — 4.613%++	(409,992)	—	(409,992)
11/16/2010 11/16/2025	4,840,000	1	Floating — LIBOR	Floating — 4.584%++	(15,899)	—	(15,899)
11/19/2010 11/19/2025	4,840,000	6	Floating — LIBOR	Floating — 4.784%++	(184,861)	—	(184,861)
11/23/2010 11/23/2025	2,420,000	1	Floating — LIBOR	Floating — 4.834%++	6,449	—	6,449
Total net unrealized appreciation							14,611,728

+ + This interest rate swap is shown at its current rate as of March 31, 2011.

At March 31, 2011, total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/9/2010 6/1/2012	102,300,000	4	0.45%	Global Interest Rate Strategy Index	812,003	68,200	743,803
Counterparties: 1 Morgan Stanley 2 JPMorgan Chase Securities, Inc. 3 Bank of America 4 Citigroup, Inc. 5 The Goldman Sachs & Co. 6 Barclays Bank PLC LIBOR: London InterBank Offered Rate

At March 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	19,960,642	AUD	20,190,000	4/19/2011	873,967	UBS AG
USD	31,362,185	CAD	31,031,000	4/19/2011	631,660	UBS AG
USD	17,620,142	NOK	99,693,000	4/19/2011	389,015	UBS AG
USD	36,157,411	SEK	232,503,000	4/19/2011	644,571	UBS AG
CHF	29,595,000	USD	32,415,115	4/19/2011	190,325	UBS AG
GBP	12,794,000	USD	20,591,303	4/19/2011	71,474	UBS AG
Total unrealized appreciation					2,801,012

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	19,626,202	JPY	1,581,130,000	4/19/2011	(615,640)	UBS AG
EUR	11,073,000	USD	15,447,056	4/19/2011	(240,051)	UBS AG
NZD	26,027,000	USD	19,067,380	4/19/2011	(766,973)	UBS AG
Total unrealized depreciation					(1,622,664)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (k)
Corporate Bonds	$—	$1,278,703,748	$4,044,090	$1,282,747,838
Mortgage-Backed Securities Pass-Throughs	—	49,808,903	—	49,808,903
Asset-Backed	—	161,507,373	5,624,260	167,131,633
Commercial Mortgage- Backed Securities	—	250,572,693	—	250,572,693
Collateralized Mortgage Obligations	—	198,842,268	1,246,139	200,088,407
Government & Agency Obligations	—	347,115,147	5,301,780	352,416,927
Loan Participation and Assignments	—	171,762,895	—	171,762,895
Municipal Bonds and Notes	—	16,106,481	—	16,106,481
Short-Term Investments (k)	227,905,062	—	—	227,905,062
Derivatives (l)	1,381,580	21,105,991	—	22,487,571
Total	$229,286,642	$2,495,525,499	$16,216,269	$2,741,028,410
Liabilities
Derivatives (l)	$(881,350)	$(2,787,673)	$—	$(3,669,023)
Total	$(881,350)	$(2,787,673)	$—	$(3,669,023)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

(l) Derivatives include unrealized appreciation (depreciation) on open futures, credit default swaps, interest rate swaps, total return swaps and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Asset-Backed
Balance as of September 30, 2010	$26,307,948	$18,920,454
Realized gains (loss)	6,250	946,578
Change in unrealized appreciation (depreciation)	1,100,445	383,561
Amortization premium/discount	5,447	—
Net purchases (sales)	(23,376,000)	(5,676,533)
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	(8,949,800	) (m)
Balance as of March 31, 2011	$4,044,090	$5,624,260
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$(195,555)	$547,168

	Collateralized Mortgage Obligations		Government & Agency Obligations	Total
Balance as of September 30, 2010	$14,120,889		$18,034,460	$77,383,751
Realized gains (loss)	16,701		78,125	1,047,654
Change in unrealized appreciation (depreciation)	(325,145)		(310,805)	848,056
Amortization premium/discount	—		—	5,447
Net purchases (sales)	(3,976,571)		(12,500,000)	(45,529,104)
Transfers into Level 3	—		—	—
Transfers (out) of Level 3	(8,589,735	) (m)	—	(17,539,535)
Balance as of March 31, 2011	$1,246,139		$5,301,780	$16,216,269
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011	$3,233		$(232,680)	$122,166

Transfers between price levels are recognized at the beginning of the reporting period.

(m) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $2,441,615,555) — including $159,552,490 of securities loaned	$2,490,635,777
Investment in Daily Assets Fund Institutional (cost $163,369,440)*	163,369,440
Investment in Central Cash Management Fund (cost $64,535,622)	64,535,622
Total investments, at value (cost $2,669,520,617)	2,718,540,839
Cash	2,286,097
Deposit with broker for open futures contracts	7,063,608
Deposit from broker for open swap contracts	16,080,000
Cash held as collateral for open forward foreign currency exchange contracts	5,120,000
Receivable for investments sold	9,310,029
Receivable for Fund shares sold	9,522,186
Receivable for variation margin on open futures contracts	1,033,746
Interest receivable	20,532,222
Unrealized appreciation on swap contracts	18,304,979
Unrealized appreciation on forward foreign currency exchange contracts	2,801,012
Upfront payments paid on swap contacts	110,760
Foreign taxes recoverable	93,850
Other assets	137,387
Total assets	2,810,936,715
Liabilities
Foreign cash overdraft, at value (cost $190,874)	190,604
Payable upon return of deposit	16,080,000
Payable upon return of securities loaned	163,369,440
Payable for investments purchased	13,236,824
Payable for investments purchased — when-issued securities	13,917,680
Payable for Fund shares redeemed	7,635,153
Unrealized depreciation on swap contracts	1,165,009
Unrealized depreciation on forward foreign currency exchange contracts	1,622,664
Upfront payments received on swap contracts	426,308
Accrued management fee	800,046
Accrued expenses and payables	2,474,477
Total liabilities	220,918,205
Net assets, at value	$2,590,018,510

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of March 31, 2011 (Unaudited) (continued)
Net Assets Consist of
Accumulated distributions in excess of net investment income	$(21,537,683)
Net unrealized appreciation (depreciation) on: Investments	49,020,222
Futures	500,230
Swap contracts	17,139,970
Foreign currency	962,929
Accumulated net realized gain (loss)	(153,216,388)
Paid-in capital	2,697,149,230
Net assets, at value	$2,590,018,510
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,024,065,580 ÷ 107,463,129 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.53
Maximum offering price per share (100 ÷ 97.25 of $9.53)	$9.80
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,022,861 ÷ 107,213 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.54
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($378,476,957 ÷ 39,756,790 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$9.52
Class S Net Asset Value, offering and redemption price per share ($1,131,844,133 ÷ 118,498,335 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$9.55
Institutional Class Net Asset Value, offering and redemption price per share ($54,608,979 ÷ 5,722,951 shares of outstanding capital stock, $.001 par value, unlimited number of shares authorized)	$9.54

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2011 (Unaudited)
Investment Income
Income: Interest	$52,564,221
Income distributions — Central Cash Management Fund	63,278
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	60,498
Total income	52,687,997
Expenses: Management fee	4,691,247
Administration fee	1,350,776
Services to shareholders	1,998,490
Custodian fee	92,351
Distribution and service fees	3,348,118
Professional fees	60,851
Trustees' fees and expenses	37,149
Reports to shareholders	104,377
Registration fees	96,911
Other	118,100
Total expenses before expense reductions	11,898,370
Expense reductions	(352,671)
Total expenses after expense reductions	11,545,699
Net investment income	41,142,298
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	17,834,094
Futures	319,378
Swap contracts	(8,624,665)
Foreign currency	1,616,288
11,145,095
Change in net unrealized appreciation (depreciation) on: Investments	(39,359,538)
Futures	4,751,097
Swap contracts	22,553,587
Foreign currency	1,000,489
(11,054,365)
Net gain (loss)	90,730
Net increase (decrease) in net assets resulting from operations	$41,233,028

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Operations: Net investment income	$41,142,298	$83,961,119
Net realized gain (loss)	11,145,095	(5,028,830)
Change in net unrealized appreciation (depreciation)	(11,054,365)	54,891,561
Net increase (decrease) in net assets resulting from operations	41,233,028	133,823,850
Distributions to shareholders: Net investment income: Class A	(18,897,406)	(39,985,151)
Class B	(14,354)	(40,641)
Class C	(5,432,952)	(10,986,519)
Class S	(20,947,649)	(42,984,965)
Institutional Class	(1,021,280)	(1,248,241)
Total distributions	(46,313,641)	(95,245,517)
Fund share transactions: Proceeds from shares sold	416,180,359	1,329,000,174
Reinvestment of distributions	39,370,192	78,605,935
Cost of shares redeemed	(701,641,807)	(955,858,558)
Net increase (decrease) in net assets from Fund share transactions	(246,091,256)	451,747,551
Increase from regulatory settlements (see Note G)	—	12,272
Increase (decrease) in net assets	(251,171,869)	490,338,156
Net assets at beginning of period	2,841,190,379	2,350,852,223
Net assets at end of period (including accumulated distributions in excess of net investment income of $21,537,683 and $16,366,340, respectively)	$2,590,018,510	$2,841,190,379

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended September 30,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$9.55		$9.40	$9.34		$9.94		$9.88		$9.93
Income (loss) from investment operations: Net investment incomeb	.15		.30	.35		.38		.38		.35
Net realized and unrealized gain (loss)	.00	***	.19	.13		(.46)		.17		.10
Total from investment operations	.15		.49	.48		(.08)		.55		.45
Less distributions from: Net investment income	(.17)		(.34)	(.30)		(.47)		(.43)		(.38)
Net realized gains	—		—	—		(.05)		(.06)		(.12)
Return of capital	—		—	(.12)		—		—		—
Total distributions	(.17)		(.34)	(.42)		(.52)		(.49)		(.50)
Net asset value, end of period	$9.53		$9.55	$9.40		$9.34		$9.94		$9.88
Total Return (%)c	1.53	**	5.29	5.50	d	(.88	)d	5.79	d	4.71	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,024		1,176	988		625		325		85
Ratio of expenses before expense reductions	.84	*	.83	.88		.88		.93		1.34	e
Ratio of expenses after expense reductions	.84	*	.83	.87		.86		.86		.88	e
Ratio of net investment income (%)	3.07	*	3.15	3.91		3.89		3.83		3.61
Portfolio turnover rate	43	**	100	112		83		57		129	f
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
f On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended September 30,	2011	a	2010	2009	2008	2007	b
Selected Per Share Data
Net asset value, beginning of period	$9.56		$9.42	$9.35	$9.94	$9.97
Income (loss) from investment operations: Net investment incomec	.11		.22	.28	.30	.13
Net realized and unrealized gain (loss)	.00	***	.18	.14	(.45)	.01
Total from investment operations	.11		.40	.42	(.15)	.14
Less distributions from: Net investment income	(.13)		(.26)	(.23)	(.39)	(.17)
Net realized gains	—		—	—	(.05)	—
Return of capital	—		—	(.12)	—	—
Total distributions	(.13)		(.26)	(.35)	(.44)	(.17)
Net asset value, end of period	$9.54		$9.56	$9.42	$9.35	$9.94
Total Return (%)d,e	1.12	**	4.46	4.66	(1.61)	1.39	**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	4	7
Ratio of expenses before expense reductions	1.80	*	1.78	1.85	1.76	1.82	*
Ratio of expenses after expense reductions	1.66	*	1.63	1.65	1.67	1.72	*
Ratio of net investment income (%)	2.24	*	2.36	3.12	3.08	2.94	*
Portfolio turnover rate	43	**	100	112	83	57
a For the six months ended March 31, 2011 (Unaudited).
b For the period April 23, 2007 (commencement of operations of Class B shares) to September 30, 2007.
c Based on average shares outstanding during the period.
d Total return does not reflect the effect of any sales charges.
e Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended September 30,	2011	a	2010	2009		2008	2007		2006
Selected Per Share Data
Net asset value, beginning of period	$9.54		$9.39	$9.33		$9.92	$9.87		$9.93
Income (loss) from investment operations: Net investment incomeb	.11		.23	.29		.31	.31		.29
Net realized and unrealized gain (loss)	.00	***	.19	.13		(.45)	.17		.09
Total from investment operations	.11		.42	.42		(.14)	.48		.38
Less distributions from: Net investment income	(.13)		(.27)	(.24)		(.40)	(.37)		(.32)
Net realized gains	—		—	—		(.05)	(.06)		(.12)
Return of capital	—		—	(.12)		—	—		—
Total distributions	(.13)		(.27)	(.36)		(.45)	(.43)		(.44)
Net asset value, end of period	$9.52		$9.54	$9.39		$9.33	$9.92		$9.87
Total Return (%)c	1.15	**	4.50	4.72	d	(1.53)	4.98	d	4.07	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	378		422	329		176	130		100
Ratio of expenses before expense reductions	1.58	*	1.58	1.62		1.59	1.66		2.09	e
Ratio of expenses after expense reductions	1.58	*	1.58	1.62		1.59	1.61		1.50	e
Ratio of net investment income (%)	2.32	*	2.40	3.16		3.16	3.08		2.99
Portfolio turnover rate	43	**	100	112		83	57		129	f
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
f On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S+ Years Ended September 30,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.57		$9.43	$9.36	$9.95	$9.89	$9.93
Income (loss) from investment operations: Net investment incomeb	.15		.32	.37	.40	.39	.35
Net realized and unrealized gain (loss)	.00	***	.18	.14	(.45)	.16	.11
Total from investment operations	.15		.50	.51	(.05)	.55	.46
Less distributions from: Net investment income	(.17)		(.36)	(.32)	(.49)	(.43)	(.38)
Net realized gains	—		—	—	(.05)	(.06)	(.12)
Return of capital	—		—	(.12)	—	—	—
Total distributions	(.17)		(.36)	(.44)	(.54)	(.49)	(.50)
Net asset value, end of period	$9.55		$9.57	$9.43	$9.36	$9.95	$9.89
Total Return (%)c	1.63	**	5.51	5.71	(.62)	5.79	4.80
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,132		1,203	1,019	869	879	287
Ratio of expenses before expense reductions	.69	*	.71	.70	.71	.79	1.27	d
Ratio of expenses after expense reductions	.63	*	.63	.65	.67	.73	.88	d
Ratio of net investment income (%)	3.27	*	3.36	4.12	4.08	3.97	3.61
Portfolio turnover rate	43	**	100	112	83	57	129	e
+ On October 23, 2006, Investment Class was renamed Class S.
a For the six months ended March 31, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes expenses allocated from Scudder Limited-Duration Plus Portfolio.
e On January 13, 2006, the Scudder Limited-Duration Plus Portfolio was closed. This ratio includes the purchase and sale of portfolio securities of the DWS Short Duration Plus Fund as a stand-alone fund in addition to the Scudder Limited-Duration Plus Portfolio.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended September 30,	2011	a	2010	2009	2008	b
Selected Per Share Data
Net asset value, beginning of period	$9.56		$9.42	$9.36	$9.56
Income (loss) from investment operations: Net investment incomec	.16		.33	.38	.04
Net realized and unrealized gain (loss)	.00	***	.18	.13	(.21)
Total from investment operations	.16		.51	.51	(.17)
Less distributions from: Net investment income	(.18)		(.37)	(.33)	(.03)
Return of capital	—		—	(.12)	—
Total distributions	(.18)		(.37)	(.45)	(.03)
Net asset value, end of period	$9.54		$9.56	$9.42	$9.36
Total Return (%)	1.70	**	5.65	5.74	(1.76	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55		40	13	50
Ratio of expenses	.50	*	.50	.52	.54	*
Ratio of net investment income (%)	3.40	*	3.48	4.25	4.20	*
Portfolio turnover rate	43	**	100	112	83
a For the six months ended March 31, 2011 (Unaudited).
b For the period from August 27, 2008 (commencement of operations of Institutional Class shares) to September 30, 2008.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration Plus Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust. The Fund is the successor to DWS Short Duration Plus Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On February 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Fund. All financial and other information contained herein for periods prior to February 1, 2011, is that of the Predecessor Fund. This transaction has no material effect on an investment in the Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At September 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $161,740,000, including $60,677,000 inherited from its merger with affiliated funds in fiscal year 2007, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2011 ($14,468,000), September 30, 2012 ($25,866,000), September 30, 2013 ($18,693,000), September 30, 2014 ($3,620,000), September 30, 2015 ($15,741,000), September 30, 2016 ($2,969,000), September 30, 2017 ($17,011,000) and September 30, 2018 ($63,372,000), the respective expiration dates, whichever occurs first, subject to certain limitations under Sections 381-384 of the Internal Revenue Code.

In addition, from November 1, 2009 through September 30, 2010, the Fund incurred approximately $1,815,000 of net realized capital losses and $14,666,000 of net realized currency losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2011.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended March 31, 2011, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $234,500,000 to $1,542,630,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended March 31, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $65,000,000 and the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $19,530,000 to $22,000,000.

Total Return Swap Contracts. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. For the six months ended March 31, 2011, the Fund entered into total return swap transactions to enhance potential gains. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open total return swap contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in total return swap contracts had a total notional amount of $102,300,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2011, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on financial indices. For the six months ended March 31, 2011, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $406,203,000 to $1,558,117,000 and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $601,422,000 to $875,862,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended March 31, 2011, as part of this strategy, the Fund used forward currency contracts to gain exposure to changes in the value of foreign currencies to attempt to take advantage of inefficiencies within the currency markets.

Forward currency contracts are value at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $69,173,000 to $116,402,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $64,565,000 to $150,432,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)(b)	$—	$16,460,351	$1,381,580	$17,841,931
Credit Contracts (b)	—	1,844,628	—	1,844,628
Foreign Exchange Contracts (c)	2,801,012	—	—	2,801,012
	$2,801,012	$18,304,979	$1,381,580	$22,487,571

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized appreciation on open swap contracts

(c) Unrealized appreciation on open forward foreign currency exchange contracts
Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)(b)	$—	$(1,104,820)	$(881,350)	$(1,986,170)
Credit Contracts (b)	—	(60,189)	—	(60,189)
Foreign Exchange Contracts (c)	(1,622,664)	—	—	(1,622,664)
	$(1,622,664)	$(1,165,009)	$(881,350)	$(3,669,023)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b) Unrealized depreciation on open swap contracts

(c) Unrealized depreciation on open forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)(b)	$—	$(8,439,089)	$319,378	$(8,119,711)
Credit Contracts (b)	—	(185,576)	—	(185,576)
Foreign Exchange Contracts (c)	1,520,876	—	—	1,520,876
	$1,520,876	$(8,624,665)	$319,378	$(6,784,411)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures contracts

(b) Net realized gain (loss) from swap contracts

(c) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)(b)	$—	$21,207,698	$4,751,097	$25,958,795
Credit Contracts (b)	—	1,345,889	—	1,345,889
Foreign Exchange Contracts (c)	1,199,120	—	—	1,199,120
	$1,199,120	$22,553,587	$4,751,097	$28,503,804

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures

(b) Change in net unrealized appreciation (depreciation) on swap contracts

(c) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2011, purchases and sales of investment securities (excluding short-term instruments and US Treasury obligations) aggregated $900,402,356 and $1,200,158,354, respectively. Purchases and sales of US Treasury obligations aggregated $219,204,974 and $124,041,743, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") serves as subadvisor to the Fund and manages the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor, not the Fund, for the services QS Investors provides to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2011, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.35% of the Fund's average daily net assets.

For the period from October 1, 2010 through September 30, 2011 (through January 31, 2011 for Class B), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.92%
Class B	1.65%
Class C	1.67%
Class S	.67%
Institutional Class	.67%

For the period from February 1, 2011 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expense (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.67%.

For the period from October 1, 2010 through September 30, 2011, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expense (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.63%.

The Board of Trustees, including the Independent Trustees, approved the Fund's Investment Management Agreement and Sub-Advisory Agreement in November 2010. The Fund's Investment Management Agreement and Sub-Advisory Agreement are identical to the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement and, as a result, in approving the Fund's Investment Management Agreement and Sub-Advisory Agreement, the Board relied on its considerations for approving the renewal of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement in September 2010. A discussion regarding the basis for the Board's approval of the Predecessor Fund's Investment Management Agreement and Sub-Advisory Agreement is contained in the annual report for the period ended September 30, 2010.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2011, the Administration Fee was $1,350,776, of which $220,383 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2011
Class A	$156,324	$—	$105,259
Class B	1,526	748	930
Class C	79,485	—	45,769
Class S	424,432	351,923	49,968
Institutional Class	861	—	448
	$662,628	$352,671	$202,374

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2011
Class B	$4,050	$658
Class C	1,510,540	243,051
	$1,514,590	$243,709

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2011	Annualized Effective Rate
Class A	$1,328,735	$529,102	.24%
Class B	1,319	653	.24%
Class C	503,474	240,874	.25%
	$1,833,528	$770,629

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2011 aggregated $35,065.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2011, the CDSC for Class B and C shares aggregated $1,179 and $38,735, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2011, DIDI received $41,136 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,588, of which $9,636 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	17,274,721	$164,792,284	65,093,782	$618,655,117
Class B	19,745	188,695	20,152	191,941
Class C	3,527,633	33,632,892	17,146,783	162,641,451
Class S	19,260,275	184,116,345	53,448,796	508,983,847
Institutional Class	3,488,836	33,450,143	4,054,960	38,527,818
		$416,180,359		$1,329,000,174
Shares issued to shareholders in reinvestment of distributions
Class A	1,818,485	$17,318,528	3,710,185	$35,223,167
Class B	1,254	11,960	3,214	30,522
Class C	456,784	4,347,764	886,842	8,411,310
Class S	1,746,360	16,672,343	3,542,141	33,696,815
Institutional Class	106,936	1,019,597	130,818	1,244,121
		$39,370,192		$78,605,935
Shares redeemed
Class A	(34,776,107)	$(331,677,673)	(50,744,895)	$(482,500,567)
Class B	(29,055)	(277,182)	(124,225)	(1,181,837)
Class C	(8,453,197)	(80,493,686)	(8,785,893)	(83,446,813)
Class S	(28,219,262)	(269,655,954)	(39,430,353)	(375,846,566)
Institutional Class	(2,046,977)	(19,537,312)	(1,352,078)	(12,882,775)
		$(701,641,807)		$(955,858,558)
Net increase (decrease)
Class A	(15,682,901)	$(149,566,861)	18,059,072	$171,377,717
Class B	(8,056)	(76,527)	(100,859)	(959,374)
Class C	(4,468,780)	(42,513,030)	9,247,732	87,605,948
Class S	(7,212,627)	(68,867,266)	17,560,584	166,834,096
Institutional Class	1,548,795	14,932,428	2,833,700	26,889,164
		$(246,091,256)		$451,747,551

G. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and any unclaimed proceeds were then distributed to the Fund in the amount of $8,193. In addition, the Fund received $4,079 of non-affiliated regulatory settlements. These payments included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets. The amounts of the payments were less than 0.01% of the Fund's average net assets, thus having no impact on the Fund's total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B and C:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	InstitutionalClass
Nasdaq Symbol	PPIAX	PPLBX	PPLCX	DBPIX	PPILX
CUSIP Number	23336Y 748	23336Y 623	23336Y 730	23336Y 755	23336Y 565
Fund Number	418	618	718	822	1422

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 31, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 31, 2011